As filed with the Securities and Exchange Commission on February 3, 2025

Securities Act Registration No. 333-221072

Investment Company Act Registration No. 811-23306

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

☒	REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

☐	Pre-Effective Amendment No.

☒	Post-Effective Amendment No. 155

and/or

☒	REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
☒	Amendment No. 158

(Check appropriate box or boxes.)

Collaborative Investment Series Trust

(Exact Name of Registrant as Specified in Charter)

500 Damonte Ranch Parkway

Building 700, Unit 700

Reno, NV 89521

(Address of Principal Executive Offices)(Zip Code)

Registrant’s Telephone Number, including Area Code: 440-922-0066

Northwest Registered Agent Service, Inc.

8 The Green, Suite B

Dover, Delaware 19901

(Name and Address of Agent for Service)

With copy to:

JoAnn M. Strasser

41 S. High Street, Suite 1700

Columbus, Ohio 43215

Approximate date of proposed public offering:

It is proposed that this filing will become effective:

☐   Immediately upon filing pursuant to paragraph (b)

☒   On February 6, 2025 pursuant to paragraph (b)

☐   60 days after filing pursuant to paragraph (a)

☐   On (date) pursuant to paragraph (a)

☐   75 days after filing pursuant to paragraph (a)(2)

☐   On (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☒   This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The purpose of this filing is to delay the effectiveness of the Trust’s Post-Effective Amendment No. 153 to its Registration Statement that was filed on November 21, 2024 with respect to the Rareview 2X Bull Cryptocurrency & Precious Metals ETF. Parts A, B and C of Registrant’s Post-Effective Amendment No. 153 under the Securities Act of 1933 and Amendment No. 156 under the Investment Company Act of 1940, as amended, filed on November 21, 2024, are incorporated by reference herein.

Signatures

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, as amended, the Trust certifies that it meets all of the requirements for effectiveness of this registration statement under rule 485(b) under the Securities Act and has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Reno, State of Nevada on the 3rd day of February 2025.

Collaborative Investment Series Trust

By:	/s/ Gegory Skidmore
Gregory Skidmore
President and Principal Executive Officer

Pursuant to the requirements of the Securities Act this registration statement has been signed below by the following persons in the capacities on February 3, 2025.

Name	Title
/s/ Gregory Skidmore Gregory Skidmore	President, Principal Executive Officer, Trustee
/s/ Dean Drulias Dean Drulias	Trustee
/s/ Shawn Orser Shawn Orser	Trustee
/s/ Fredrick Stoleru Fredrick Stoleru	Trustee
/s/ William McCormick William McCormick	Treasurer and Principal Financial Officer
/s/ Ronald Young Jr. Ronald Young Jr.	Trustee